Stock-based Compensation and Other Benefit Plans - Narrative (Details) - USD ($)	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Share-based Payment Arrangement [Abstract]
Employee contribution limit as a percentage of compensation	60.00%
Company's matching contribution as a percentage of employee's annual compensation	50.00%
Defined contribution plan employer matching contribution per employee maximum amount	$ 2,000
Matching contribution expense	200,000	$ 200,000	$ 200,000
Severance expenses	$ 7,500,000	$ 7,300,000	$ 6,400,000